Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (4,072)	$ (6,741)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	36,373	6,591
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	(23,082)	0
Amortization of Other Deferred Charges	3,765	357
Share-based compensation expense	2,812	500
(Gain) loss on sale of equipment	743	28
Deferred compensation	1,494	313
Accrued dividends on Series B Preferred Stock	4,135	0
Deferred income taxes	(3,073)	(577)
Change in operating assets and liabilities:
Accounts receivable	(19,108)	(72,895)
Costs and estimated earnings in excess of billings on uncompleted contracts	(62,419)	(46,030)
Prepaid expenses and other assets	(5,938)	(1,489)
Accounts payable and accrued liabilities	3,317	131,682
Billings in excess of costs and estimated earnings on uncompleted contracts	9,580	19,896
Net cash provided by (used in) operating activities	(55,473)	31,635
Cash flow from investing activities:
Company-owned life insurance	(81)	(156)
Purchases of property, plant and equipment	(5,599)	(2,445)
Proceeds from sale of property, plant and equipment	7,266	40
Business Combination, Consideration Transferred	0	(106,579)
Net cash provided by (used in) investing activities	1,586	(109,140)
Cash flows from financing activities:
Proceeds from long-term debt	50,400	381,272
Repayments of Long-term Lines of Credit	(121,215)	(139,501)
Repayments of Lines of Credit	0	38,447
Early Repayment of Senior Debt	0	(51,762)
Debt financing fees	(14,738)	(12,675)
Payments on capital lease obligations	(15,953)	(4,284)
Sale Leaseback Transaction, Net Proceeds, Financing Activities	24,343	0
Payments of Dividends	0	548
Proceeds from Convertible Debt	100,000	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	159	0
Merger recapitalization transaction	2,754	(25,816)
Net cash provided by (used in) financing activities	25,750	108,239
Net change in cash and cash equivalents	(28,137)	30,734
Cash and cash equivalents, beginning of the period	71,311	4,877
Cash and cash equivalents, end of the period	43,174	35,611
Supplemental disclosure of cash and non-cash transactions:
Interest Paid, Excluding Capitalized Interest, Operating Activities	28,240	3,622
Cash paid for income taxes	250	649
Fair Value Of Assets Liabilities Acquired Through Capital Lease Obligations	1,992	12,133
Merger-related contingent consideration	0	69,373
Issuance of common shares	0	90,282
Issuance of preferred shares	0	34,965
Dividends, Preferred Stock	$ 2,202	$ 524